System Fund - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
System fund [line items]
Depreciation and amortisation	$ 116	$ 115	$ 112
System Fund [member]
System fund [line items]
Marketing	461	427	405
Depreciation and amortisation	54	49	41
Costs are borne by the System Fund [member] | System Fund [member]
System fund [line items]
Payroll costs	$ 313	$ 347	$ 339